16. PRO FORMA BALANCE SHEET (UNAUDITED) (Tables)	12 Months Ended
Mar. 31, 2014
Pro Forma Balance Sheet
Unaudited pro forma information

The following unaudited pro forma information has been prepared as though these subsequent event transactions had occurred on March 31, 2014. The pro forma references refer to the above paragraph.

	Aethlon Medical, Inc. Consolidated			Pro Forma Consolidated
	Balance Sheet	Pro Forma Adjustments		Balance Sheet
	March 31, 2014	Amount	Reference	March 31, 2014

ASSETS

CURRENT ASSETS
Cash	$1,250,279	$–		$1,250,279
Accounts receivable	95,177	–		95,177
Deferred financing costs	83,191	–		83,191
Prepaid expenses	50,699	–		50,699

TOTAL CURRENT ASSETS	1,479,346	–		1,479,346

NON-CURRENT ASSETS
Property and equipment, net	84,279	–		84,279
Patents, net	112,489	–		112,489
Deposits	18,988	–		18,988

TOTAL NONCURRENT ASSETS	215,756	–		215,756

TOTAL ASSETS	$1,695,102	$–		$1,695,102

LIABILITIES AND DEFICIT

CURRENT LIABILITIES
Accounts payable	$517,651	$–		$517,651
Due to related parties	839,070			839,070
Notes payable, net	390,000			390,000
Convertible notes payable, current portion	1,367,655	(885,000)	(1) & (2)	482,655
Derivative liabilities	10,679,067	(10,679,067)	(5)	–
Other current liabilities	1,855,374	(575,250)	(1), (2) &(3)	1,280,124

TOTAL CURRENT LIABILITIES	15,648,817	(12,139,317)		3,509,500

NONCURRENT LIABILITIES
Convertible notes payable, non-current portion	776,451	225,000	(2)	1,001,451
TOTAL NONCURRENT LIABILITIES	776,451	225,000		1,001,451

TOTAL LIABILITIES	16,425,268	(11,914,317)		4,510,951

COMMITMENTS AND CONTINGENCIES

STOCKHOLDERS' DEFICIT

Common stock	224,984	26,010	(1), (5), (6) & (7)	250,994
Additional paid in capital	59,659,137	14,457,617	(1), (4), (5), (6) & (7)	74,116,754
Accumulated deficit	(74,832,557)	(2,569,310)	(2), (3), (4), (5), (6) & (7)	(77,401,867)

TOTAL AETHLON MEDICAL, INC. STOCKHOLDERS' DEFICIT	(14,948,436)	11,914,317		(3,034,119)

Noncontrolling interests	218,270	–		218,270

TOTAL DEFICIT	(14,730,166)	11,914,317		(2,815,849)

TOTAL LIABILITIES AND DEFICIT	$1,695,102	$–		$1,695,102